SIGNIFICANT ACCOUNTING POLICIES (Summary of Fair Value Assumptions) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	52.00%	61.00%	69.00%
Risk-free interest	1.29%	1.24%	1.03%
Expected life (in years)	4 years	4 years	4 years